Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Assets And Liabilities Measured At Fair Value By Level On Recurring Basis [Table Text Block]

	March 31, 2013
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥15,613,802	¥9,935,591	¥631,113	¥26,180,506
Debt securities
Japanese national government and Japanese government agency bonds	4,420,457	182,098	—	4,602,555
Japanese prefectural and municipal bonds	—	129,974	—	129,974
Foreign governments and official institutions bonds	9,983,023	2,144,396	96,255	12,223,674
Corporate bonds	—	2,729,892	77,089	2,806,981
Residential mortgage-backed securities	—	3,220,036	9,881	3,229,917
Asset-backed securities	—	80,447	396,071	476,518
Other debt securities	—	11,597	29,526	41,123
Commercial paper	—	1,129,508	—	1,129,508
Equity securities(2)	1,210,322	307,643	22,291	1,540,256
Trading derivative assets	52,242	14,520,461	73,175	14,645,878
Interest rate contracts	6,770	11,175,763	31,794	11,214,327
Foreign exchange contracts	511	3,171,002	21,131	3,192,644
Equity contracts	34,062	53,874	15,735	103,671
Commodity contracts	10,899	59,075	3,628	73,602
Credit derivatives	—	60,747	887	61,634
Investment securities:
Securities available-for-sale	52,347,228	6,024,714	472,127	58,844,069
Debt securities
Japanese national government and Japanese government agency bonds	48,069,738	1,410,216	—	49,479,954
Japanese prefectural and municipal bonds	—	217,075	—	217,075
Foreign governments and official institutions bonds	319,176	248,398	148,722	716,296
Corporate bonds	—	1,830,100	92,846	1,922,946
Residential mortgage-backed securities	—	1,202,128	21,492	1,223,620
Commercial mortgage-backed securities	—	269,343	39	269,382
Asset-backed securities	—	708,428	102,250	810,678
Other debt securities	—	—	106,714	106,714
Marketable equity securities	3,958,314	139,026	64	4,097,404
Other investment securities	—	1,105	24,795	25,900
Others(3)(4)	455,012	134,569	8,418	597,999

Total	¥68,468,284	¥30,616,440	¥1,209,628	¥100,294,352

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥72,756	¥6,057	¥—	¥78,813
Trading derivative liabilities	124,431	14,672,597	93,641	14,890,669
Interest rate contracts	43,946	11,126,837	34,044	11,204,827
Foreign exchange contracts	274	3,390,222	37,937	3,428,433
Equity contracts	67,551	49,312	14,354	131,217
Commodity contracts	12,660	46,753	4,432	63,845
Credit derivatives	—	59,473	2,874	62,347
Obligation to return securities received as collateral	2,887,425	147,122	—	3,034,547
Others(5)	—	431,773	121,932	553,705

Total	¥3,084,612	¥15,257,549	¥215,573	¥18,557,734

	March 31, 2014
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,102,994	¥8,075,408	¥658,917	¥28,837,319
Debt securities
Japanese national government and Japanese government agency bonds	5,688,374	235,944	—	5,924,318
Japanese prefectural and municipal bonds	—	89,017	—	89,017
Foreign governments and official institutions bonds	13,133,023	1,784,478	15,450	14,932,951
Corporate bonds	—	3,160,057	132,518	3,292,575
Residential mortgage-backed securities	—	1,483,547	11,601	1,495,148
Asset-backed securities	—	215,686	439,664	655,350
Other debt securities	—	20,285	32,565	52,850
Commercial paper	—	794,868	—	794,868
Equity securities(2)	1,281,597	291,526	27,119	1,600,242
Trading derivative assets	90,740	11,640,992	77,224	11,808,956
Interest rate contracts	22,677	8,565,213	28,202	8,616,092
Foreign exchange contracts	507	2,909,201	6,471	2,916,179
Equity contracts	50,425	65,827	32,434	148,686
Commodity contracts	17,131	43,826	10,102	71,059
Credit derivatives	—	56,925	15	56,940
Investment securities:
Securities available for sale	45,302,514	6,038,450	544,688	51,885,652
Debt securities
Japanese national government and Japanese government agency bonds	39,852,612	1,736,397	—	41,589,009
Japanese prefectural and municipal bonds	—	203,131	—	203,131
Foreign governments and official institutions bonds	794,822	324,952	151,647	1,271,421
Corporate bonds	—	1,485,280	75,849	1,561,129
Residential mortgage-backed securities	—	961,337	19,258	980,595
Commercial mortgage-backed securities	—	197,034	3,112	200,146
Asset-backed securities	—	948,168	109,876	1,058,044
Other debt securities	—	—	184,946	184,946
Marketable equity securities	4,655,080	182,151	—	4,837,231
Other investment securities	—	—	26,201	26,201
Others(3)(4)	489,356	28,169	5,598	523,123

Total	¥65,985,604	¥25,783,019	¥1,312,628	¥93,081,251

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥189,524	¥4,719	¥—	¥194,243
Trading derivative liabilities	108,059	11,611,316	68,360	11,787,735
Interest rate contracts	25,293	8,481,947	14,526	8,521,766
Foreign exchange contracts	3,997	2,981,272	13,509	2,998,778
Equity contracts	57,464	57,892	28,239	143,595
Commodity contracts	21,305	30,029	10,724	62,058
Credit derivatives	—	60,176	1,362	61,538
Obligation to return securities received as collateral	3,914,441	57,013	—	3,971,454
Others(5)	—	612,124	92,867	704,991

Total	¥4,212,024	¥12,285,172	¥161,227	¥16,658,423

Notes:

(1)	Includes securities measured under the fair value option.
(2)	Includes investments valued at net asset value of ¥38,959 million and ¥28,922 million at March 31, 2013 and 2014, respectively. The unfunded commitments related to these investments at March 31, 2013 and 2014 were ¥8,644 million and ¥11,373 million, respectively. These investments were mainly hedge funds.
(3)	Mainly comprised of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively, and those at March 31, 2014 were ¥1,669 million, ¥1,232 million and ¥2,441 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively, and those at March 31, 2014 were nil, ¥104 million and ¥1,871 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 And Level 2 [Table Text Block]

	Fiscal years ended March 31,
	2013		2014
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥10,717	¥7,420	¥—
Foreign governments and official institutions bonds	—	1,289	—	—
Residential mortgage-backed securities	3,247,522	—	—	—
Equity securities	5,308	—	13,762	—
Investment securities:
Securities available-for-sale
Debt securities
Foreign governments and official institutions bonds	413,515	—	—	—
Marketable equity securities	19,026	13,737	19,011	13,252

Note:

(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.

Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)	Transfers out of Level 3(5)		March 31, 2013	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2013
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥77,239	(2)	¥—	¥518,698	¥—	¥(360,580)	¥(378,767)	¥49,521	¥(351,655)		¥631,113	¥64,764	(2)
Debt securities
Foreign governments and official institutions bonds	149,731	19,142		—	179,907	—	(205,581)	(24,043)	23,202	(46,103)		96,255	11,831
Corporate bonds	501,895	3,354		—	55,147	—	(2,089)	(223,088)	26,315 (6)	(284,445	)(6)(7)	77,089	5,206
Residential mortgage-backed securities	10,124	1,677		—	12,050	—	(12,042)	(1,928)	—	—		9,881	1,599
Asset-backed securities	395,198	44,365		—	239,598	—	(132,275)	(129,708)	—	(21,107)		396,071	41,748
Other debt securities	—	4,358		—	25,168	—	—	—	—	—		29,526	4,358
Equity securities	19,709	4,343		—	6,828	—	(8,593)	—	4	—		22,291	22
Trading derivatives—net	(27,458)	20,344	(2)	(5,408)	1,379	(2,775)	—	(24,964)	29,392	(10,976)		(20,466)	17,466	(2)
Interest rate contracts—net	(44,904)	42,457		233	2	(4)	—	(8,468)	8,431	3		(2,250)	38,552
Foreign exchange contracts—net	23,907	(28,164)		(5,517)	448	(1,852)	—	(16,150)	21,644	(11,122)		(16,806)	(27,532)
Equity contracts—net	(7,019)	9,275		10	444	(434)	—	(833)	(62)	—		1,381	9,449
Commodity contracts—net	162	(438)		(19)	485	(485)	—	(52)	(600)	143		(804)	(140)
Credit derivatives—net	396	(2,786)		(115)	—	—	—	539	(21)	—		(1,987)	(2,863)
Investment securities:
Securities available-for-sale	1,673,387	3,218	(3)	16,083	230,505	—	(14,809)	(211,058)	113,491	(1,338,690)		472,127	(4,380	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		2,582	23,158	—	(31)	(7,707)	—	—		148,722	—
Corporate bonds	1,460,489	1,629		(1,855)	11,465	—	(12,843)	(140,840)	113,491 (6)	(1,338,690	)(6)(7)	92,846	(4,370)
Residential mortgage-backed securities	22,351	(27)		100	4,500	—	—	(5,432)	—	—		21,492	(1)
Commercial mortgage-backed securities	3,802	1,090		(126)	—	—	(1,855)	(2,872)	—	—		39	—
Asset-backed securities	54,947	606		8,400	85,469	—	—	(47,172)	—	—		102,250	30
Other debt securities	964	(84)		6,980	105,889	—	—	(7,035)	—	—		106,714	(43)
Marketable equity securities	114	4		2	24	—	(80)	—	—	—		64	4
Other investment securities	32,321	(505	)(4)	—	875	—	(3,092)	(16)	—	(4,788)		24,795	(618	)(4)
Others	10,368	(597	)(4)	—	637	—	(1,990)	—	—	—		8,418	129	(4)

Total	¥2,765,275	¥99,699		¥10,675	¥752,094	¥(2,775)	¥(380,471)	¥(614,805)	¥192,404	¥(1,706,109)		¥1,115,987	¥77,361

Liabilities
Others	43,536	(74,957	)(4)	(20,590)	239	2,432	—	(20,907)	1,181	(96)		121,932	(61,188	)(4)

Total	¥43,536	¥(74,957)		¥(20,590)	¥239	¥2,432	¥—	¥(20,907)	¥1,181	¥(96)		¥121,932	¥(61,188)

	March 31, 2013	Total gains (losses) for the period				Issues	Sales	Settlements	Transfers into Level 3(5)	Transfers out of Level 3(5)		March 31, 2014	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2014
		Included in earnings		Included in other comprehensive income	Purchases
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥631,113	¥50,809	(2)	¥—	¥499,143	¥—	¥(302,363)	¥(173,816)	¥12,574	¥(58,543)		¥658,917	¥36,144	(2)
Debt securities
Foreign governments and official institutions bonds	96,255	4,905		—	65,828	—	(72,059)	(32,354)	2,414	(49,539)		15,450	232
Corporate bonds	77,089	4,916		—	100,011	—	(43,326)	(7,242)	10,074 (6)	(9,004	)(6)	132,518	4,922
Residential mortgage-backed securities	9,881	1,187		—	83,179	—	(81,698)	(948)	—	—		11,601	702
Asset-backed securities	396,071	32,794		—	245,342	—	(101,271)	(133,272)	—	—		439,664	27,252
Other debt securities	29,526	3,039		—	—	—	—	—	—	—		32,565	3,039
Equity securities	22,291	3,968		—	4,783	—	(4,009)	—	86	—		27,119	(3)
Trading derivatives—net	(20,466)	30,791	(2)	(3,463)	4,732	(4,889)	—	(2,252)	15,116	(10,705)		8,864	15,146	(2)
Interest rate contracts—net	(2,250)	19,554		714	878	—	—	(4,762)	6,712	(7,170)		13,676	14,695
Foreign exchange contracts—net	(16,806)	9,615		(3,835)	770	(1,215)	—	(431)	8,432	(3,568)		(7,038)	460
Equity contracts—net	1,381	4,125		34	1,323	(1,323)	—	(1,345)	—	—		4,195	202
Commodity contracts—net	(804)	109		(10)	1,761	(2,351)	—	668	(28)	33		(622)	809
Credit derivatives —net	(1,987)	(2,612)		(366)	—	—	—	3,618	—	—		(1,347)	(1,020)
Investment securities:
Securities available-for -sale	472,127	3,950	(3)	51,538	256,776	—	(10,961)	(218,806)	4,744	(14,680)		544,688	(869	)(3)
Debt securities
Foreign governments and official institutions bonds	148,722	—		3,393	5,574	—	—	(6,042)	—	—		151,647	—
Corporate bonds	92,846	4,059		(51)	5,046	—	(1,367)	(14,772)	4,744 (6)	(14,656	)(6)	75,849	(873)
Residential mortgage-backed securities	21,492	3		83	3,015	—	(609)	(4,726)	—	—		19,258	—
Commercial mortgage-backed securities	39	—		(153)	3,265	—	(39)	—	—	—		3,112	—
Asset-backed securities	102,250	(120)		17,636	178,735	—	(8,751)	(179,874)	—	—		109,876	4
Other debt securities	106,714	—		30,630	61,118	—	(195)	(13,321)	—	—		184,946	—
Marketable equity securities	64	8		—	23	—	—	(71)	—	(24)		—	—
Other investment securities	24,795	1,751	(4)	14	2,879	—	(2,126)	(2)	—	(1,110)		26,201	1,258	(4)
Others	8,418	432	(4)	—	336	—	(3,588)	—	—	—		5,598	163	(4)

Total	¥1,115,987	¥87,733		¥48,089	¥763,866	¥(4,889)	¥(319,038)	¥(394,876)	¥32,434	¥(85,038)		¥1,244,268	¥51,842

Liabilities
Others	121,932	(19,097	)(4)	(24,145)	—	302	—	(28,498)	(10)	(44,101)		92,867	(10,707	)(4)

Total	¥121,932	¥(19,097)		¥(24,145)	¥—	¥302	¥—	¥(28,498)	¥(10)	¥(44,101)		¥92,867	¥(10,707)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits (losses)—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading account securities amounted to ¥223,938 million and securities available-for-sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the fiscal year ended March 31, 2013. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information About Level 3 Fair Value Measurements [Table Text Block]

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥33,649	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~51.9%	36.0%
			Correlation between interest rates	41.3%~63.3%	62.1%
	19,699	Return on equity method	Probability of default	0.0%~8.0%	0.7%
			Recovery rate	25.0%~90.0%	56.2%
			Market-required return on capital	15.0%~17.0%	15.7%
Corporate bonds	62,788	Discounted cash flow	Probability of default	0.1%~14.2%	4.2%
			Recovery rate	15.0%~100.0%	44.9%
	1,986	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~37.9%	35.2%
			Correlation between interest rates	63.3%	63.3%
	9,059	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	72,640	Discounted cash flow	Discount factor	1.0%~1.2%	1.1%
			Prepayment rate	6.2%~14.8%	8.8%
			Probability of default	0.0%~5.2%	4.9%
			Recovery rate	0.0%~76.0%	65.4%
	289,398	Internal model	Asset correlations	11.0%~14.0%	13.5%
			Discount factor	1.0%~4.8%	1.5%
			Prepayment rate	3.9%~38.3%	32.6%
			Probability of default	0.0%~84.6%	— (3)
			Recovery rate	53.6%~69.8%	67.5%
Other debt securities	29,526	Discounted cash flow	Liquidity premium	0.5%~0.8%	0.8%
	104,957	Return on equity method	Probability of default	0.0%~8.0%	0.6%
			Recovery rate	25.0%~90.0%	64.8%
			Market-required return on capital	15.0%~17.0%	16.5%

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(2,533)	Option model	Probability of default	0.3	%~12.5%
			Correlation between interest rates	(0.1	)%~97.6%
			Correlation between interest rate and foreign exchange rate	32.5	%~60.2%
			Recovery rate	40.0	%~51.0%
			Volatility	29.1	%~58.3%
			Prepayment rate	0.0	%~2.3%
Foreign exchange contracts—net	(16,806)	Option model	Probability of default	0.4	%~14.2%
			Correlation between interest rates	28.2	%~80.6%
			Correlation between interest rate and foreign exchange rate	22.2	%~66.3%
			Correlation between underlying assets	44.1	%~82.8%
			Recovery rate	40.0	%~51.0%
Equity contracts—net	1,381	Option model	Correlation between interest rate and equity	10.6	%~52.0%
Credit derivative contracts—net	(1,987)	Option model	Recovery rate	20.0	%~36.8%
			Correlation between underlying assets	11.6	%~88.2%

March 31, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥6,876	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.6%~48.3%	37.3%
			Correlation between interest rates	42.1%~59.8%	58.1%
	23,983	Return on equity method	Probability of default	0.3%~1.9%	0.9%
			Recovery rate	60.0%~80.0%	73.0%
			Market-required return on capital	8.0%~10.0%	9.4%
Corporate bonds	126,101	Discounted cash flow	Probability of default	0.1%~14.0%	0.9%
			Recovery rate	14.0%~68.4%	40.7%
	269	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.6%~44.6%	36.9%
			Correlation between interest rates	52.2%~59.8%	59.5%
	9,064	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	90,420	Discounted cash flow	Probability of default	4.6%~5.1%	5.0%
			Recovery rate	65.0%~76.0%	68.0%
	430,386	Internal model	Asset correlations	11.0%~14.0%	13.7%
			Discount factor	1.5%~5.8%	1.9%
			Prepayment rate	4.5%~44.8%	40.9%
			Probability of default	0.0%~88.8%	— (3)
			Recovery rate	54.5%~79.2%	77.7%
Other debt securities	32,565	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	182,613	Return on equity method	Probability of default	0.0%~25.0%	0.7%
			Recovery rate	25.0%~90.0%	66.9%
			Market-required return on capital	8.0%~10.0%	9.7%

March 31, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	12,366	Option model	Probability of default	0.0	%~14.0%
			Correlation between interest rates	22.8	%~99.4%
			Correlation between interest rate and foreign exchange rate	31.2	%~48.3%
			Recovery rate	40.0	%~47.0%
			Volatility	27.1	%~39.5%
Foreign exchange contracts—net	(7,038)	Option model	Probability of default	0.1	%~14.0%
			Correlation between interest rates	38.8	%~78.7%
			Correlation between interest rate and foreign exchange rate	31.2	%~58.7%
			Correlation between underlying assets	49.9	%~85.0%
			Recovery rate	40.0	%~47.0%
Equity contracts—net	4,548	Option model	Correlation between interest rate and equity	24.9	%~49.0%
Credit derivative contracts—net	(1,347)	Option model	Recovery rate	37.0	%~37.0%
			Correlation between underlying assets	11.4	%~87.3%

Notes:

(1)	The fair value as of March 31, 2013 and 2014 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs”.

Carrying Value of Assets Measured At Fair Value On Nonrecurring Basis By Level [Table Text Block]

	March 31, 2013				March 31, 2014
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥6,466	¥6,466	¥—	¥—	¥5,469	¥5,469
Loans	11,757	18,236	351,584	381,577	11,510	15,834	303,757	331,101
Loans held for sale	—	—	4,104	4,104	—	549	6,890	7,439
Collateral dependent loans	11,757	18,236	347,480	377,473	11,510	15,285	296,867	323,662
Premises and equipment	—	—	8,938	8,938	—	—	6,264	6,264
Intangible assets	—	—	549	549	—	—	228	228
Other assets	17,105	—	16,340	33,445	15,138	60,833	10,161	86,132
Investments in equity method investees(1)	17,105	—	11,751	28,856	15,138	60,833	7,902	83,873
Other	—	—	4,589	4,589	—	—	2,259	2,259

Total	¥28,862	¥18,236	¥383,877	¥430,975	¥26,648	¥76,667	¥325,879	¥429,194

Note:

(1)	Includes investments valued at net asset value of ¥4,354 million and ¥3,483 million at March 31, 2013 and 2014, respectively. The unfunded commitments related to these investments are ¥1,603 million and ¥864 million at March 31, 2013 and 2014, respectively. These investments are private equity funds.

Losses (Gains) Recorded As A Result Of Nonrecurring Changes In Fair Value [Table Text Block]

	Losses for the fiscal year ended March 31,
	2013	2014
	(in millions)
Investment securities	¥2,387	¥4,113
Loans	92,438	58,660
Loans held for sale	380	106
Collateral dependent loans	92,058	58,554
Premises and equipment	5,536	13,899
Intangible assets	3,378	312
Goodwill	—	7,792
Other assets	16,820	33,905
Investments in equity method investees	14,635	32,824
Other	2,185	1,081

Total	¥120,559	¥118,681

Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected [Table Text Block]

	For the fiscal years ended March 31,
	2013			2014
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Receivables under resale agreements(1)	¥(1,436)	¥—	¥(1,436)	¥—	¥—	¥—
Trading account securities	311,827	2,185,903	2,497,730	(225,985)	2,017,311	1,791,326
Other assets	(469)	—	(469)	(531)	—	(531)

Total	¥309,922	¥2,185,903	¥2,495,825	¥(226,516)	¥2,017,311	¥1,790,795

Financial liabilities:
Other short-term borrowings(1)	¥1,542	¥—	¥1,542	¥4,064	¥—	¥4,064
Long-term debt(1)	22,097	—	22,097	87,877	—	87,877

Total	¥23,639	¥—	¥23,639	¥91,941	¥—	¥91,941

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	2013			2014
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Other assets	¥3,000	¥3,006	¥6	¥2,000	¥2,000	¥—

Total	¥3,000	¥3,006	¥6	¥2,000	¥2,000	¥—

Financial liabilities:
Long-term debt	¥650,382	¥564,845	¥(85,537)	¥728,385	¥687,927	¥(40,458)

Total	¥650,382	¥564,845	¥(85,537)	¥728,385	¥687,927	¥(40,458)

Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried At Fair Value On Balance Sheet By Level [Table Text Block]

	March 31, 2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,619	¥3,619	¥3,619	¥—	¥—
Interest-earning deposits in other banks	8,112	8,112	—	8,112	—
Call loans and funds sold	619	619	—	619	—
Receivables under resale agreements	5,660	5,660	—	5,660	—
Receivables under securities borrowing transactions	2,615	2,615	—	2,615	—
Investment securities(1)	2,492	2,778	272	495	2,011
Loans, net of allowance for credit losses(2)	97,254	98,729	12	284	98,433
Other financial assets	5,132	5,132	—	5,132	—
Financial liabilities:
Deposits
Non-interest-bearing	¥18,810	¥18,810	¥—	¥18,810	¥—
Interest-bearing	129,420	129,480	—	129,480	—
Total deposits	148,230	148,290	—	148,290	—
Call money and funds purchased	4,011	4,011	—	4,011	—
Payables under repurchase agreements	15,700	15,700	—	15,700	—
Payables under securities lending transactions	3,993	3,993	—	3,993	—
Due to trust account	633	633	—	633	—
Other short-term borrowings	11,604	11,604	—	11,604	—
Long-term debt	11,622	11,980	—	11,969	11
Other financial liabilities	4,753	4,753	—	4,753	—

	March 31, 2014
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,689	¥3,689	¥3,689	¥—	¥—
Interest-earning deposits in other banks	20,501	20,501	—	20,501	—
Call loans and funds sold	919	919	—	919	—
Receivables under resale agreements	7,300	7,300	—	7,300	—
Receivables under securities borrowing transactions	4,210	4,210	—	4,210	—
Investment securities(1)	2,870	2,908	220	701	1,987
Loans, net of allowance for credit losses(2)	109,182	110,577	11	307	110,259
Other financial assets	5,832	5,832	—	5,832	—
Financial liabilities:
Deposits
Non-interest-bearing	¥21,123	¥21,123	¥—	¥21,123	¥—
Interest-bearing	141,406	141,447	—	141,447	—
Total deposits	162,529	162,570	—	162,570	—
Call money and funds purchased	3,417	3,417	—	3,417	—
Payables under repurchase agreements	21,268	21,268	—	21,268	—
Payables under securities lending transactions	5,521	5,521	—	5,521	—
Due to trust account	750	750	—	750	—
Other short-term borrowings	11,077	11,077	—	11,077	—
Long-term debt	13,823	14,118	—	14,118	—
Other financial liabilities	5,123	5,123	—	5,123	—

Notes:
(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.